                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment [ ]   Amendment Number: ___________

   This Amendment (Check only one): [ ] is a restatement

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tugar Capital Management, L.P.
Address: 1717 Main Street, Suite 3350 Dallas, Texas 75201

Form 13F File Number: 28-11154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth L. Tananbaum
Title: Manager of Tugar Holdings, LLC, general partner of Tugar Capital
       Management, L.P.
Phone: (469) 916-4577

Signature, Place and Date of Signing:

/s/ Kenneth L. Tananbaum                Dallas, Texas   May 12, 2006
-------------------------------------   (City, State)      (Date)
(Signature)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
Form 13F Information Table Entry Total:               18
Form 13F Information Table Value Total:           $9,069
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                      COLUMN 4:
                                                        FAIR           COLUMN 5:
                                                       MARKET    --------------------                               COLUMN 8:
                            COLUMN 2:     COLUMN 3:     VALUE    SHARES OR              COLUMN 6   COLUMN 7:     VOTING AUTHORITY
          COLUMN 1:          TITLE OF       CUSIP    ----------  PRINCIPAL  SH/  PUT/  INVESTMENT    OTHER    ---------------------
        NAME OF ISSUER        CLASS         NUMBER   (X $1,000)    AMOUNT   PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
        --------------   ---------------  ---------  ----------  ---------  ---  ----  ----------  ---------  -------  ------  ----
AMR CORP                       COM        001765106        86       3,500   SH   CALL     SOLE         0        3,500     0      0
AMR CORP                       COM        001765106       493      20,000   SH    PUT     SOLE         0       20,000     0      0
AMR CORP                 NOTE 4.250% 9/2  001765BA3       845     500,000   PRN           SOLE         0      500,000     0      0
FORD MTR CO CAP TR II     PFD TR CV 6.5%  345395206       126      4,200    SH            SOLE         0        4,200     0      0
M SYS FLASH DISH
   PIONEEERS LT                COM        M7061C100       129       5,000   SH            SOLE         0        5,000     0      0
FEDERAL NATL MTG ASSN          COM        313586109       506      10,000   SH    PUT     SOLE         0       10,000     0      0
GENERAL MTRS CORP              COM        370442105       915      40,000   SH    PUT     SOLE         0       40,000     0      0
GENERAL MTRS CORP         DEB SR CONV A   370442741       385      16,600   SH            SOLE         0       16,600     0      0
GOOGLE INC                     COM        38259P508     1,045       2,500   SH    PUT     SOLE         0        2,500     0      0
GOOGLE INC                     COM        38259P508     1,045       2,500   SH    PUT     SOLE         0        2,500     0      0
HUMAN GENOME SCIENCES
   INC                   NOTE 2.250% 10/1 444903AK4       472     500,000   PRN           SOLE         0      500,000     0      0
INTEL CORP                     COM        458140100       100       5,000   SH    PUT     SOLE         0        5,000     0      0
L-3 COMMUNICATIONS CORP  DEBT 3.000% 8/0  502413AW7       519     500,000   PRN           SOLE         0      500,000     0      0
OIL STS INTL INC         NOTE 2.375% 7/0  678026AB1       679     500,000   PRN           SOLE         0      500,000     0      0
OVERSTOCK COM INC DEL          COM        690370101       155       6,000   SH    PUT     SOLE         0        6,000     0      0
OVERSTOCK COM INC DEL          COM        690370101     1,022      39,500   SH    PUT     SOLE         0       39,500     0      0
SANDISK CORP                   COM        80004C101       374       6,500   SH            SOLE         0        6,500     0      0
UNIVISION
   COMMUNICATIONS INC          COM        914906102       172       5,000   SH            SOLE         0        5,000     0      0